Other financial liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Jun. 07, 2022	Dec. 31, 2021	Mar. 26, 2021
Disclosure of Other Financial Liabilities [Line Items]
Percentage of voting equity interests acquired			100.00%	100.00%
MegaE Asset Acquisition [Member]
Disclosure of Other Financial Liabilities [Line Items]
Cash consideration payable	€ 9,456		€ 0
MOMA Acquisition [Member]
Disclosure of Other Financial Liabilities [Line Items]
Cash consideration payable	€ 30,000	€ 30,000	€ 0
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		€ 59,985
Cash transferred		€ 29,985
MOMA Acquisition [Member] | Consideration First Installment [Member]
Disclosure of Other Financial Liabilities [Line Items]
Percentage of voting equity interests acquired		50.00%
Cash transferred		€ 29,985
MOMA Acquisition [Member] | Consideration Second Installment [Member]
Disclosure of Other Financial Liabilities [Line Items]
Percentage of voting equity interests acquired		50.00%